SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Total assets:
Total Assets	¥ 490,242,084	$ 73,195,349	¥ 566,516,660
Automation product and software
Total assets:
Total Assets	147,377,607	22,004,142	156,435,379
Equipment and accessories
Total assets:
Total Assets	149,876,933	22,377,300	160,299,200
Oilfield environmental protection
Total assets:
Total Assets	107,755,500	16,088,380	139,326,144
Platform outsourcing services
Total assets:
Total Assets	¥ 85,232,044	$ 12,725,527	¥ 110,455,937